LOANS - Non-accrual Corporate Loans (Details) - Corporate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing receivable impaired
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Recorded investment	$ 1,596	$ 1,202
Unpaid principal balance	1,946	1,533
Related specific allowance	363	236
Average carrying value	1,394	1,371
Interest income recognized	11	47	$ 43
Impaired financing receivable with specific allowance	764	452
Impaired financing receivable without specific allowance	832	750
Commercial and industrial
Financing receivable impaired
Recorded investment	1,071	594
Unpaid principal balance	1,224	863
Related specific allowance	246	155
Average carrying value	859	685
Interest income recognized	7	32
Impaired financing receivable with specific allowance	571	243
Impaired financing receivable without specific allowance	500	351
Financial institutions
Financing receivable impaired
Recorded investment	173	250
Unpaid principal balance	196	262
Related specific allowance	10	7
Average carrying value	194	278
Interest income recognized	0	4
Impaired financing receivable with specific allowance	18	37
Impaired financing receivable without specific allowance	155	213
Mortgage and real estate
Financing receivable impaired
Recorded investment	232	252
Unpaid principal balance	336	287
Related specific allowance	21	24
Average carrying value	240	263
Interest income recognized	4	8
Impaired financing receivable with specific allowance	60	70
Impaired financing receivable without specific allowance	172	182
Lease financing
Financing receivable impaired
Recorded investment	76	51
Unpaid principal balance	76	53
Related specific allowance	54	29
Average carrying value	62	85
Interest income recognized	0	0
Impaired financing receivable with specific allowance	75	47
Impaired financing receivable without specific allowance	1	4
Other
Financing receivable impaired
Recorded investment	44	55
Unpaid principal balance	114	68
Related specific allowance	32	21
Average carrying value	39	60
Interest income recognized	0	3
Impaired financing receivable with specific allowance	40	55
Impaired financing receivable without specific allowance	$ 4	$ 0